Other Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	$ 36,030	$ 26,992
Accrued mask, mold fees and other expenses for RD [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	9,217	8,911
Payable for purchases of equipment [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	2,950	2,359
Accrued software maintenance [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	1,750	1,930
Accrued payroll and related expenses [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	7,780	6,455
Accrued professional service fee [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	1,066	970
Accrued warranty costs [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	227	103
Accrued insurance, welfare expenses, etc. [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	9,385	5,896
Sales received in advance [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	$ 3,655	$ 368